Note 4 - Fair Value of Below Market Time Charters Acquired (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Amortization of fair value of below market time charters acquired	$ 1,473,731	$ 184,950
Below Market Time Charters Acquired, Noncurrent	$ 240,639		$ 1,714,370